Other liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other liabilities	Other liabilities
Other current liabilities consist of the following:

	As of December 31, 2024	As of December 31, 2023
Taxes payable	$31,737	$51,277
Salaries payable	43,113	39,210
Purchase price payable for Viajanet acquisition (1)	1,385	—
Accrued earnout liability (2)	—	2,409
Others	7,422	1,797
Total other current liabilities	$83,657	$94,693
Other non-current liabilities consist of the following:

	As of December 31, 2024	As of December 31, 2023
Deferred tax liabilities	5,422	8,100
Purchase price payable for Viajanet acquisition (1)	—	1,885
Others	1,891	2,646
Total other non-current liabilities	$7,313	$12,631

(1)Correspond to outstanding balance for the Viajanet acquisition payable in June 2025. However, we settled certain contingencies which were indemnified by the sellers and accordingly we agreed to apply those payments towards the purchase price.
(2)In 2023, correspond to the earnout provision under the Best Day acquisition. As of September 25, 2024, we have applied the indemnity credit to the total earnout remaining to date. For futher information, see Note 11.